Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our NEOs, within the meaning of such rules, and certain financial performance measures of our Company. The table below provides information regarding compensation actually paid to our Co-CEOs, our two co-principal executive officers (“PEOs”), and our CFO, our only other non-PEO named executive officer, during each of the past three fiscal years, as well as total stockholder return, net income and adjusted pre-tax income information for each of the past three fiscal years. For further information regarding our pay for performance philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($)	Adjusted Pre-Tax Income(10) ($)
					Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(8) ($)
2022	11,243,467	4,167,973	5,909,713	2,764,958	187	125	525.1 mil.	724.4 mil.
2021	6,753,672	21,042,937	3,975,157	10,204,341	477	289	498.5 mil.	665.7 mil.
2020	8,399,383	17,932,272	3,744,745	7,909,240	141	132	206.2 mil.	281.5 mil.

(1)	Amounts reported represent the Summary Compensation Table total for Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the Summary Compensation Table total for Robert J. Francescon, our other Co-CEO, for each of the years presented is either the same or substantially the same as the Summary Compensation Table total for Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The Summary Compensation Table totals for Robert J. Francescon are $11,243,467, $6,752,940 and $8,398,651 for 2022, 2021 and 2020, respectively. See “Executive Compensation—Summary Compensation Table.”

(2)	Amounts reported represent compensation actually paid to Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the compensation actually paid to Robert J. Francescon, our other Co-CEO, for each of the years presented is substantially the same as compensation actually paid to Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The compensation actually paid to Robert J. Francescon is $4,167,973, $21,042,205 and $17,931,540 for 2022, 2021 and 2020, respectively. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to either Dale Francescon or Robert J. Francescon during the applicable year.

(3)	Compensation actually paid to PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for each of our Co-CEOs for each of the years presented:

		Dale Francescon	Robert J. Francescon
Summary Compensation Table Total for 2022		$11,243,467	$11,243,467
Deduct: Stock-based awards(a)		(4,540,509)	(4,540,509)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	3,686,475	3,686,475
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(2,639,730)	(2,639,730)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	(3,654,245)	(3,654,245)
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	72,515	72,515
Compensation Actually Paid for 2022		$4,167,973	$4,167,973

		Dale Francescon	Robert J. Francescon
Summary Compensation Table Total for 2021		$6,753,672	$6,752,940
Deduct: Stock-based awards(a)		(2,816,154)	(2,816,154)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	6,603,353	6,603,353
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	4,827,105	4,827,105
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	5,648,216	5,648,216
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	26,745	26,745
Compensation Actually Paid for 2021		$21,042,937	$21,042,205

Summary Compensation Table Total for 2020		$8,399,383	$8,398,651
Deduct: Stock-based awards(a)		(4,557,972)	(4,557,972)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	9,466,162	9,466,162
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	2,607,063	2,607,063
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	2,017,635	2,017,635
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	0	0
Compensation Actually Paid for 2020		$17,932,272	$17,931,540

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2022.

(4)	Since David Messenger, our CFO, is our only other non-PEO named executive officer, the amounts in this column represent the Summary Compensation Table total for Mr. Messenger for each of the years presented.

(5)	Since David Messenger, our CFO, is our only other non-PEO named executive officer, the amounts in this column represent the compensation actually paid to Mr. Messenger for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to Dale Messenger during the applicable year.

(6)	Average compensation actually paid to non-PEO named executive officers consists of the following amounts deducted from and added to the Summary Compensation Table total for our CFO for each of the years presented:

		David Messenger
Summary Compensation Table Total for 2022		$5,909,713
Deduct: Stock-based awards(a)		(2,134,065)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	1,732,664
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(1,050,011)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	(1,728,200)
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	34,857
Compensation Actually Paid for 2022		$2,764,958

Summary Compensation Table Total for 2021		$3,975,157
Deduct:	Stock-based awards(a)	(1,267,262)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	2,513,327
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	2,340,534
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	2,628,763
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	13,823
Compensation Actually Paid for 2021		$10,204,341

Summary Compensation Table Total for 2020		$3,744,745
Deduct:	Stock-based awards(a)	(2,091,584)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	4,138,297
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	1,252,883
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	864,898
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	0
Compensation Actually Paid for 2020		$7,909,240

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.
(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2022.

(7)	The total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

(8)	The peer group total shareholder return is based on the industry peer group we use for purposes of our stock performance graph in our most annual report on Form 10-K for the year ended December 31, 2022 and consists of the following companies: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. The peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

(9)	Amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable year.

(10)	Amounts reported represent the amount of adjusted pre-tax income, which is a non-GAAP financial measure that is calculated by excluding executive bonus expense, acquisition-related expenses, purchase price adjustments, loss from debt extinguishment, impairments, abandonment of land contracts, discontinued operations and certain other nonrecurring expenses from net income before income taxes, as applicable during any particular year. While we use several financial and non-financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that adjusted pre-tax income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote [Text Block]

(4)	Since David Messenger, our CFO, is our only other non-PEO named executive officer, the amounts in this column represent the Summary Compensation Table total for Mr. Messenger for each of the years presented.

(5)	Since David Messenger, our CFO, is our only other non-PEO named executive officer, the amounts in this column represent the compensation actually paid to Mr. Messenger for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to Dale Messenger during the applicable year.

Peer Group Issuers, Footnote [Text Block]
(8)	The peer group total shareholder return is based on the industry peer group we use for purposes of our stock performance graph in our most annual report on Form 10-K for the year ended December 31, 2022 and consists of the following companies: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. The peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote [Text Block]

(1)	Amounts reported represent the Summary Compensation Table total for Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the Summary Compensation Table total for Robert J. Francescon, our other Co-CEO, for each of the years presented is either the same or substantially the same as the Summary Compensation Table total for Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The Summary Compensation Table totals for Robert J. Francescon are $11,243,467, $6,752,940 and $8,398,651 for 2022, 2021 and 2020, respectively. See “Executive Compensation—Summary Compensation Table.”

(2)	Amounts reported represent compensation actually paid to Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the compensation actually paid to Robert J. Francescon, our other Co-CEO, for each of the years presented is substantially the same as compensation actually paid to Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The compensation actually paid to Robert J. Francescon is $4,167,973, $21,042,205 and $17,931,540 for 2022, 2021 and 2020, respectively. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to either Dale Francescon or Robert J. Francescon during the applicable year.

(3)	Compensation actually paid to PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for each of our Co-CEOs for each of the years presented:

		Dale Francescon	Robert J. Francescon
Summary Compensation Table Total for 2022		$11,243,467	$11,243,467
Deduct: Stock-based awards(a)		(4,540,509)	(4,540,509)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	3,686,475	3,686,475
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(2,639,730)	(2,639,730)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	(3,654,245)	(3,654,245)
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	72,515	72,515
Compensation Actually Paid for 2022		$4,167,973	$4,167,973

		Dale Francescon	Robert J. Francescon
Summary Compensation Table Total for 2021		$6,753,672	$6,752,940
Deduct: Stock-based awards(a)		(2,816,154)	(2,816,154)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	6,603,353	6,603,353
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	4,827,105	4,827,105
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	5,648,216	5,648,216
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	26,745	26,745
Compensation Actually Paid for 2021		$21,042,937	$21,042,205

Summary Compensation Table Total for 2020		$8,399,383	$8,398,651
Deduct: Stock-based awards(a)		(4,557,972)	(4,557,972)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	9,466,162	9,466,162
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	2,607,063	2,607,063
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	2,017,635	2,017,635
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	0	0
Compensation Actually Paid for 2020		$17,932,272	$17,931,540

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2022.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	Since David Messenger, our CFO, is our only other non-PEO named executive officer, the amounts in this column represent the Summary Compensation Table total for Mr. Messenger for each of the years presented.

(5)	Since David Messenger, our CFO, is our only other non-PEO named executive officer, the amounts in this column represent the compensation actually paid to Mr. Messenger for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to Dale Messenger during the applicable year.

(6)	Average compensation actually paid to non-PEO named executive officers consists of the following amounts deducted from and added to the Summary Compensation Table total for our CFO for each of the years presented:

		David Messenger
Summary Compensation Table Total for 2022		$5,909,713
Deduct: Stock-based awards(a)		(2,134,065)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	1,732,664
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(1,050,011)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	(1,728,200)
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	34,857
Compensation Actually Paid for 2022		$2,764,958

Summary Compensation Table Total for 2021		$3,975,157
Deduct:	Stock-based awards(a)	(1,267,262)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	2,513,327
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	2,340,534
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	2,628,763
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	13,823
Compensation Actually Paid for 2021		$10,204,341

Summary Compensation Table Total for 2020		$3,744,745
Deduct:	Stock-based awards(a)	(2,091,584)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	4,138,297
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	1,252,883
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	864,898
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	0
Compensation Actually Paid for 2020		$7,909,240

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR. As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price. As described in more detail under “Compensation Discussion and Analysis,” approximately 53% of total target compensation awarded to our Co-CEOs and 47% of total target compensation awarded to our CFO was comprised of equity awards for 2022, which consisted solely of performance stock units. For 2021 and 2020, 55% and 47%, respectively, of total target compensation awarded to our Co-CEOs and 48% and 52%, respectively, of total target compensation awarded to our CFO was comprised of equity awards, which consisted of a mix of performance stock units and time-based restricted stock units.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income and Adjusted Pre-Tax Income. As demonstrated by the following two graphs, the amount of compensation actually paid to our NEOs is aligned with our net income and our adjusted pre-tax income over the three years presented in the table. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measures of adjusted EBITDA and adjusted pre-tax income, which performance measures we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” we emphasize performance-based compensation elements, with superior performance resulting in above-market pay, and underwhelming performance resulting in below-market pay. For 2022, 89% of total target compensation awarded to our Co-CEOs and 85% of total target compensation awarded to our CFO was comprised of performance-based compensation. For 2021 and 2020, 84% and 81%, respectively, of total target compensation awarded to our Co-CEOs and 77% and 76%, respectively, of total target compensation awarded to our CFO was comprised of performance-based compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Net Income and Adjusted Pre-Tax Income. As demonstrated by the following two graphs, the amount of compensation actually paid to our NEOs is aligned with our net income and our adjusted pre-tax income over the three years presented in the table. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measures of adjusted EBITDA and adjusted pre-tax income, which performance measures we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” we emphasize performance-based compensation elements, with superior performance resulting in above-market pay, and underwhelming performance resulting in below-market pay. For 2022, 89% of total target compensation awarded to our Co-CEOs and 85% of total target compensation awarded to our CFO was comprised of performance-based compensation. For 2021 and 2020, 84% and 81%, respectively, of total target compensation awarded to our Co-CEOs and 77% and 76%, respectively, of total target compensation awarded to our CFO was comprised of performance-based compensation.

Total Shareholder Return Vs Peer Group [Text Block]

Century TSR and Peer Group TSR.

The following graph compares the cumulative total stockholder return (assuming reinvestment of dividends) on $100 invested in each of our common stock and an industry peer group for the three-year period from December 31, 2019 to December 31, 2022. The industry peer group is the same peer group that we use for purposes of our stock performance graph in our most annual report on Form 10-K for the year ended December 31, 2022 and consists of the following companies: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. Our cumulative TSR consistently outperformed the industry peer group’s cumulative TSR during the three years presented in the table.

Tabular List [Table Text Block]

Financial Performance Measures

We used the following financial performance measures during 2022 to link compensation actually paid to our named executive officers to company performance:

Dale Francescon	Robert J. Francescon	David Messenger
Adjusted Pre-Tax Income	Adjusted Pre-Tax Income	Adjusted Pre-Tax Income
Adjusted EBITDA	Adjusted EBITDA	Adjusted EBITDA
Revenue	Revenue	Revenue
Closings	Closings	Closings
Individual Performance

Total Shareholder Return Amount	$ 187	$ 477	$ 141
Peer Group Total Shareholder Return Amount	125	289	132
Net Income (Loss)	$ 525,100,000	$ 498,500,000	$ 206,200,000
Company Selected Measure Amount	724,400,000	665,700,000	281,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(10)	Amounts reported represent the amount of adjusted pre-tax income, which is a non-GAAP financial measure that is calculated by excluding executive bonus expense, acquisition-related expenses, purchase price adjustments, loss from debt extinguishment, impairments, abandonment of land contracts, discontinued operations and certain other nonrecurring expenses from net income before income taxes, as applicable during any particular year. While we use several financial and non-financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that adjusted pre-tax income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Dale Francescon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,243,467	$ 6,753,672	$ 8,399,383
PEO Actually Paid Compensation Amount	$ 4,167,973	21,042,937	17,932,272
PEO Name	Dale Francescon
Dale Francescon [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Dale Francescon [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Dale Francescon [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Dale Francescon [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Closings
Robert J. Francescon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,243,467	6,752,940	8,398,651
PEO Actually Paid Compensation Amount	$ 4,167,973	21,042,205	17,931,540
PEO Name	Robert J. Francescon
Robert J. Francescon [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Robert J. Francescon [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Robert J. Francescon [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Robert J. Francescon [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Closings
David Messenger [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	$ 5,909,713	3,975,157	3,744,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,764,958	10,204,341	7,909,240
David Messenger [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
David Messenger [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
David Messenger [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
David Messenger [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Closings
David Messenger [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Individual Performance
PEO [Member] | Dale Francescon [Member] | Adjustment to Stock-based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,540,509)	(2,816,154)	(4,557,972)
PEO [Member] | Dale Francescon [Member] | Adjustment to Year-end Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,686,475	6,603,353	9,466,162
PEO [Member] | Dale Francescon [Member] | Adjustment to Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,639,730)	4,827,105	2,607,063
PEO [Member] | Dale Francescon [Member] | Adjustment to Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,654,245)	5,648,216	2,017,635
PEO [Member] | Dale Francescon [Member] | Adjustment to Value of Dividend Equivalents Accrued on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,515	26,745	0
PEO [Member] | Robert J. Francescon [Member] | Adjustment to Stock-based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,540,509)	(2,816,154)	(4,557,972)
PEO [Member] | Robert J. Francescon [Member] | Adjustment to Year-end Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,686,475	6,603,353	9,466,162
PEO [Member] | Robert J. Francescon [Member] | Adjustment to Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,639,730)	4,827,105	2,607,063
PEO [Member] | Robert J. Francescon [Member] | Adjustment to Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,654,245)	5,648,216	2,017,635
PEO [Member] | Robert J. Francescon [Member] | Adjustment to Value of Dividend Equivalents Accrued on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,515	26,745	0
Non-PEO NEO [Member] | David Messenger [Member] | Adjustment to Stock-based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,134,065)	(1,267,262)	(2,091,584)
Non-PEO NEO [Member] | David Messenger [Member] | Adjustment to Year-end Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,732,664	2,513,327	4,138,297
Non-PEO NEO [Member] | David Messenger [Member] | Adjustment to Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,050,011)	2,340,534	1,252,883
Non-PEO NEO [Member] | David Messenger [Member] | Adjustment to Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,728,200)	2,628,763	864,898
Non-PEO NEO [Member] | David Messenger [Member] | Adjustment to Value of Dividend Equivalents Accrued on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 34,857	$ 13,823	$ 0